American Funds Emerging Markets Bond Fund®
American Funds Emerging Markets Bond Fund®
Prospectus Supplement August 14, 2017

For the following funds with prospectuses dated April 7, 2017–August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

2.	The “Fees and expenses of the fund” section of the prospectus for American Funds Emerging Markets Bond Fund is amended by replacing the “Shareholder fees” table in its entirety with the following:

3.	The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Emerging Markets Bond Fund®	Class 529-A		Class A		Class 529-C	Class C	Class 529-E	Class 529-T	Class T	Class F-2	Class 529-F-1	Class F-1	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-5E	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.75%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Funds Emerging Markets Bond Fund® Class 529-A
Management fees	0.57%
Distribution and/or service (12b-1) fees	0.30%	[1]
Other expenses	0.42%	[2]
Total annual fund operating expenses	1.29%
Expense reimbursement	0.08%	[3]
Total annual fund operating expenses after expense reimbursement	1.21%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example
Expense Example	American Funds Emerging Markets Bond Fund® Class 529-A USD ($)
1 year	$ 494
3 years	761
5 years	1,048
10 years	$ 1,865

Keep this supplement with your prospectus.